The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2021
The Company and Basis of Presentation
The Company and Basis of Presentation

1.   The Company and Basis of Presentation

1.1 The Company

Vasta Platform Ltd. (herein referred to as the “Company”, or previously named “Vasta Platform”, “Vasta’s Parent Company” or “Business”) is a publicly held company incorporated in the Cayman Islands on October 16, 2019, with headquarters in the city of São Paulo, Brazil. The Company is a technology-powered education content providing end-to-end educational and digital solutions that cater to all needs of private schools operating in the K-12 educational segment. Vasta’s fiscal year begins on January 1 of each year and ends on December 31 of the same year.

The Company has built a “Platform as a Service”, solution or PaaS, with two main modules: Content & EdTech Platform and Digital Services. The Company’s Content & EdTech Platform combines a multi-brand and tech-enabled array with digital and printed content through long-term contracts with partner schools.

Since July 31, 2020, VASTA Platform Ltd. has been a publicly-held company registered with SEC (“The US Securities and Exchange Commission) and its shares are traded on Nasdaq Global Select Market under ticker symbol “VSTA”.

1.2 Corporate restructuring and business combinations

VASTA Platform, from October 11, 2018 until July 23, 2020, was not a separate legal entity. The Business (referred herein when the company presented its financial statements combined with other entities) comprised combined carved-out historical balances of certain assets, liabilities and results of operations related to the delivery of educational content for private sector basic and secondary education (“K-12 curriculum”) previously carried out by the legal entity Cogna Educação S.A. and its subsidiaries (hereinafter referred to as “Cogna” or “Parent Entity”, or in combination with its subsidiaries, “Cogna Group”).

On October 11, 2018, Cogna (the ultimate Parent Entity) acquired control over Somos Educação S.A (hereinafter referred to as “Somos” or in combination with its subsidiaries, which included Somos Educação S.A. and Somos Sistemas de Ensino S.A (“Somos Sistemas” or “Anglo”), “Somos Group”) for a consideration of R$6.3 billion (the “Acquisition”) comprising R$5.7 billion paid in cash and R$0.6 billion deposited in a restricted escrow account. In addition, R$ 3.3 billion of the R$ 6.3 billion, was allocated to the K-12 Business of Somos Group for purpose of the combined carve-out financial statements. As a result of the Acquisition, VASTA Platform Limited represents the combination of the K-12 curriculum acquired and held by Somos (“Somos – Anglo”) and the K-12 Business held by Cogna (“Pitagoras” operations included in the legal entity Saber Serviços Educacionais S.A.) or in combination with Somos – Anglo.

As part of an effort to streamline its operations, Cogna Group performed a comprehensive corporate restructuring concluded on December 31, 2019, to enhance the corporate structure (i.e., reducing the number of legal entities in the Cogna Group and improving overall synergies). As all entities that were involved in the corporate restructuring are under common control, this restructuring was accounted for using the historical basis of the related assets and liabilities as recorded by Cogna Group and resulted in an overall change in the shareholding structure.

On January 1, 2020, the business activities were restructured in the legal entity Somos Sistemas de Ensino S.A (“Somos Sistemas”). On January 7, 2020, the Company concluded the acquisition of the entire ownership interest in Pluri. On February 13, 2020, the Company concluded the acquisition of the entire ownership interest in Mind Makers. See Note 5.

On July 23, 2020, prior to the completion of the Initial Public Offering – IPO, the ‘Board of Directors’ Meeting approved the Contribution Agreement which Cogna (Vasta’s Parent Company) contributed with 100% of the shares issued by Somos Sistemas held by Cogna to Vasta Platform’s share capital. After the contribution, Somos Sistemas became wholly owned by Vasta’s Parent Company, which, in turn, continued to be controlled by Cogna. In addition, Cogna contributed with shareholders capital in the amount of R$ 2,426 in cash on July 23, 2020.

On July 31, 2020 the Company held its public offering of US$ 19.00 per Class A common share, pursuant to the U.S. Securities Act of 1933 (the “Offering”), reaching the total amount of US$ 333,522 (R$ 1,836,317) with the issuance of 18,575,492 Vasta’s class A common shares. The Company incurred incremental costs directly attributable to the public offering in the amount of R$ 141,173, net of taxes.

On November 20, 2020, the Company acquired an ownership interest in Meritt Informação Educacional Ltda. See Note 5.

On March 2, 2021, the Company acquired an ownership interest in Sociedade Educational da Lagoa Ltda.(“SEL”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On May 27, 2021, the Company acquired an ownership interest in Nota 1000 Serviços Educacionais S.A (“Redação Nota 1000”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On August 1, 2021, the Company acquired an ownership interest in EMME – Produções de Materiais em Multimídia (“EMME”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On October 29, 2021, the Company acquired an equity interest in Editora De Gouges SA – Learning System Eleva - (“De Gouges”) through its wholly-owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

The Consolidated Financial Statements comprise the following entities, which are all fully owned by the Company:

Company	December 31, 2021	December 31, 2020
	Interest %	Interest %
Somos Sistemas de Ensino S.A ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”)	100%	100%
Colégio Anglo São Paulo	100%	100%
Meritt Informação Educacional Ltda (“Meritt”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	-
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")	100%	-
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	-
Editora De Gouges S.A ("De Gouges")	100%	-

1.3 Initiatives carried out by the Company and impacts of Covid-19 pandemic

It is widely accepted now that the global Coronavirus (“COVID-19”) pandemic changed the world’s growth prospects and added risks to Companies in an unprecedent scenario. In Brazil, as elsewhere, governments at municipal and state-wide levels-imposed restrictions to contain the contamination, including social distancing, school shutdowns, travel restrictions, lockdowns, closure of non-essential businesses, among others. This caused major disruptions in the economy, affecting supply, demand, and logistics chains, as well as employment and, most importantly, impacting society as a whole.

In response to this scenario, the Company established a Crisis Committee and developed plans to protect the business, the health of its employees and its customer base. We highlight below the main initiatives carried out by the Company since the beginning of the COVID-19 pandemic in 2020 up to December 31, 2021:

1)	Preserved employees’ health and safety organizing and coordinating remote work, reducing operations or closing distribution centers and adopting protective equipment and social distancing rules.
2)	Ensured educational content and services delivery through online platforms.
3)	Implemented measures to ensure adequate liquidity and cash position.

4)	Implemented short-term restructuring measures, including but not limited to temporary reduction in salaries and working hours, seeking to preserve jobs and payroll continuity.
5)	Planned and executed organizational changes, specifically management positions, and operational activities through process review to face post-COVID mid-term impact.
6)	Strategic Plan for opportunities generated by the crisis.
7)	Philanthropic actions that contributed to mitigate the impacts of COVID-19 on our Company segment;
8)	On-line campaigns to promote the Company´s products to potential new customers; and
9)	Negotiated access to credit lines granted to certain customers which have been highly affected by COVID-19, in order to keep the Company´s business network sustainable.
10)	Financial leverage reorganization by obtaining R$ 500,000 (corresponding to 500,000 bonds) to maintain the strategic acquisition goals to comply with medium and long-term obligations and consequently, to mitigate risks over operating cash flows caused by COVID-19. See Note 14.
11)	Issued new technological solutions embedded with current learning systems and added of complementary solutions for the next school-year through digital transformation caused by social distancing restriction brought by COVID 19.

As a result of our actions, despite school closures and social distancing restrictions, the majority of our customers were able to continue providing their educational services through our virtual platforms.